Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Financial Assets [Line Item]
Prime brokerage receivables	[1]			$ 19,573
Debt securities		$ 13,562		9,403
of which: government bills / bonds		8,778		6,632
Loans to financial advisors	[2]	3,291		3,199
Fee- and commission-related receivables		1,643		1,826
Finance lease receivables		1,091		1,086
Settlement and clearing accounts		1,050		735
Accrued interest income		694		592
Other		1,233		1,401
Total other financial assets measured at amortized cost		22,563	$ 18,775	37,815	$ 27,115
UBS AG
Disclosure Of Financial Assets [Line Item]
Prime brokerage receivables	[3]			19,573
Debt securities		13,562		9,403
of which: government bills / bonds		8,778		6,632
Loans to financial advisors	[2]	3,291		3,199
Fee- and commission-related receivables		1,644		1,794
Finance lease receivables		1,091		1,086
Settlement and clearing accounts		1,039		734
Accrued interest income		700		593
Other		1,310		1,508
Total other financial assets measured at amortized cost		$ 22,637	$ 18,850	$ 37,890	$ 27,130

[1]
Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information

[2]	Related to financial advisors in the US and Canada.
[3]
Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information